SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Inventory, Current [Table Text Block]

Inventories are stated at the lower of cost or market, with cost determined on a first-in, first-out basis. Inventory balances are as follows:

	September 30, 2014	December 31, 2013
Finished goods	$69,331	$56,818
Raw materials	207,928	18,603
Work-In-Process	38,361	46,754
Total	$315,620	$122,175

Inventories are stated at the lower of cost or market, with cost determined on a first-in, first-out basis. Inventory balances are as follows:

	December 31, 2013	December 31, 2012
Finished goods	$56,818	$91,008
Raw materials	18,603	39,543
Work-In-Process	46,754	14,658
Total	$122,175	$145,209

Property, Plant and Equipment [Table Text Block]
Estimated useful asset life by classification is as follows:

Years
Computers and office equipment	3 – 7
Leasehold improvements	5
Manufacturing tooling	3 – 7
Demo Equipment	3
The Company’s investment in Fixed Assets consists of the following:

	September 30, 2014	December 31, 2013
Computers and office equipment	$126,234	$61,505
Leasehold improvements	23,874	23,614
Manufacturing tooling	97,288	89,900
Demo Equipment	30,577	—
Total	277,973	175,019
Less: Accumulated depreciation	61,027	16,909
Total Fixed Assets, Net	$216,946	$158,110

Estimated useful asset life by classification is as follows:

Years
Computers and office equipment	3 – 7
Leasehold improvements	5
Manufacturing Tooling	3 – 7
The Company’s investment in Fixed Assets consists of the following:

	December 31, 2013	December 31, 2012
Computers and office equipment	$61,505	$12,258
Leasehold Improvements	23,614
Manufacturing Tooling	89,900
Total	175,019	12,258
Less: Accumulated Depreciation	16,909	8,737
Total Fixed Assets, Net	$158,110	$3,521